Paul Hastings LLP

55 Second Street

Twenty-Fourth Floor

San Francisco, CA 94105-3441

telephone (415) 856-7000

facsimile (415) 856-7100

www.paulhastings.com

August 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Metropolitan West Funds—File Nos. 33-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Trust”), and hereby submit the enclosed documents with respect to various series of the Metropolitan West Funds, which are being filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”).

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP